Class A Ordinary Shares Subject to Possible Redemption (Details) - shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Shares subject to possible redemption	2,363,217	32,369,251	32,369,251